STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The stock-based compensation was recorded as follows:

Stock-based compensation included in the Consolidated Statement of Operations:	Three Months Ended March 31, 2015
Direct operating costs	$4,640
General and administrative	120,996
Research and development	1,213
Total stock-based compensation expense	$126,849

The aggregate compensation cost for RSUs recorded under the 2014 Plan was $258,878 for the year ended December 31, 2014 and recorded as follows:

Stock-based compensation included in the Consolidated Statement of Operations:
Direct operating costs	$5,090
General and administrative	253,788
Total stock-based compensation expense	$258,878

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following summarizes the RSU transactions under the 2014 Plan for the year ended December 31, 2014:

Shares
RSUs outstanding and unvested at January 1, 2014	-
RSUs granted	513,500
RSUs vested	-
RSUs forfeited	(31,250)
RSUs outstanding and unvested at December 31, 2014	482,250

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The following summarizes the RSU activity during 2014 and the amount available for grant at December 31, 2014:

Shares
Amount authorized under the 2014 Plan	1,351,000
RSUs issued on April 4, 2014	(217,500)
RSUs issued on September 15, 2014	(171,000)
RSUs issued during the fourth quarter, 2014 - performance based	(125,000)
RSUs forfeited during year	31,250
Amount available for grant at December 31, 2014	868,750